CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - CAD ($)	Share Capital	Contributed Surplus	Equity Portion of Convertible Debentures	Contingently Issuable Shares	Shares to be Issued	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interests	Total
Beginning balance, Shares at Jun. 30, 2017	23,521,744
Beginning balance, Amount at Jun. 30, 2017	$ 7,880,660	$ 361,196	$ 0	$ 0	$ 0	$ (8,868,332)	$ 0	$ 0	$ (626,476)
Common shares issued for settlement of shareholder loan (Note 18), Shares	7,681,110
Common shares issued for settlement of shareholder loan (Note 18), Amount	$ 384,055								384,055
Common shares issued for private placement (Note 18), Shares	5,532,500
Common shares issued for private placement (Note 18), Amount	$ 553,250								553,250
Common shares issued for private placement (Note 18), Shares	890,074
Common shares issued for private placement (Note 18), Amount	$ 959,251								959,251
Issuance of options (Note 19)		1,177,727							1,177,727
Issuance of warrants (Note 20)		2,269,688							2,269,688
Common shares issued for private placement (Note 18), Shares	2,410,800
Common shares issued for private placement (Note 18), Amount	$ 4,703,025								4,703,025
Foreign currency translation gain							684		684
Net loss						(4,865,933)			(4,865,933)
Ending balance, Shares at Jun. 30, 2018	40,036,228
Ending balance, Amount at Jun. 30, 2018	$ 14,480,241	3,808,611	0	0	0	(13,734,265)	684	0	4,555,271
Equity portion of convertible debentures (Note 17)		29,063	62,498						91,561
Warrant portion of promissory note payable (Note 15)		18,650							18,650
Common shares issued for exercise of warrants (Note 18), Shares	750,000
Common shares issued for exercise of warrants (Note 18), Amount	$ 156,587	(44,087)							112,500
Issuance of warrants (Note 20)		1,413,919							1,413,919
Foreign currency translation gain							7,205		7,205
Net loss						(5,836,536)			(5,836,536)
Ending balance, Shares at Jun. 30, 2019	40,786,228
Ending balance, Amount at Jun. 30, 2019	$ 14,636,828	5,226,156	62,498	0	0	(19,570,801)	7,889	0	362,570
Equity portion of convertible debentures (Note 17)		33,816	74,989						108,805
Conversion of convertible debenture (Note 17), Shares	271,164
Conversion of convertible debenture (Note 17), Amount	$ 290,304		(19,140)						271,164
Warrant portion of promissory note payable (Note 15)		8,995							8,995
Conversion of convertible debenture (Note 17)			(36,434)						(36,434)
Equity portion of convertible debentures (Note 17)		415,010	748,990						1,164,000
Interest on equity portion of convertible debentures (Note 17)			32,010						32,010
Issuance of shares for asset acquisition (Note 18), Shares	12,500,000
Issuance of shares for asset acquisition (Note 18), Amount	$ 2,125,000								2,125,000
Contingent consideration for asset acquisition (Note 11)				3,570,000					3,570,000
Shares issued as part of of contingent consideration (Note 18), Shares	6,000,000
Shares issued as part of contingent consideration (Note 18), Amount	$ 1,020,000			(1,020,000)					0
Shares issued as part of setlement (Note 15), Shares	181,250
Shares issued as part of settlement (Note 15), Amount	$ 72,500								72,500
Shares to be issued as part of contingent consideration (Note 18)				(510,000)	510,000				0
Common shares issued for private placement (Note 18), Shares	6,210,190
Common shares issued for private placement (Note 18), Amount	$ 1,552,548								1,552,548
Acquisition of 273 Ontario (Note 12)								720,114	720,114
Deduction of deferred tax liabilities		(22,854)							(22,854)
Issuance of options (Note 19)		869,299							869,299
Issuance of warrants (Note 20)		631,336							631,336
Forfeiture of warrants (Note 20)		(451,976)							(451,976)
Foreign currency translation gain							(49,488)		(49,488)
Net loss						(4,588,889)		(62,011)	(4,650,900)
Ending balance, Shares at Jun. 30, 2020	65,948,832
Ending balance, Amount at Jun. 30, 2020	$ 19,697,180	$ 6,709,782	$ 862,913	$ 2,040,000	$ 510,000	$ (24,159,690)	$ (41,599)	$ 658,103	$ 6,276,689